OTHER FINANCIAL DATA - REGULATORY MATTERS (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Schedule Of Regulatory Amortization Expense [Line Items]
Amortization Expense On Regulatory Assets		$ 62	$ 20	$ 28
San Diego Gas and Electric Company [Member]
Schedule Of Regulatory Amortization Expense [Line Items]
Amortization Expense On Regulatory Assets		60	18	26
Southern California Gas Company [Member]
Schedule Of Regulatory Amortization Expense [Line Items]
Amortization Expense On Regulatory Assets		2	2	$ 2
Fixed Price Contracts And Other Derivatives [Member] | San Diego Gas and Electric Company [Member]
Schedule Of Net Regulatory Assets (Liabilities) [Line Items]
Net Regulatory Assets (Liabilities)		99	76
Deferred Income Tax Charges [Member] | San Diego Gas and Electric Company [Member]
Schedule Of Net Regulatory Assets (Liabilities) [Line Items]
Net Regulatory Assets (Liabilities)		914	824
Deferred Income Tax Charges [Member] | Southern California Gas Company [Member]
Schedule Of Net Regulatory Assets (Liabilities) [Line Items]
Net Regulatory Assets (Liabilities)		330	195
Pension And Other Postretirement Benefit Obligations [Member] | San Diego Gas and Electric Company [Member]
Schedule Of Net Regulatory Assets (Liabilities) [Line Items]
Net Regulatory Assets (Liabilities)		180	171
Pension And Other Postretirement Benefit Obligations [Member] | Southern California Gas Company [Member]
Schedule Of Net Regulatory Assets (Liabilities) [Line Items]
Net Regulatory Assets (Liabilities)		629	613
Employee Benefit Costs [Member] | Southern California Gas Company [Member]
Schedule Of Net Regulatory Assets (Liabilities) [Line Items]
Net Regulatory Assets (Liabilities)		51	52
Asset Retirement Obligation Costs [Member] | San Diego Gas and Electric Company [Member]
Schedule Of Net Regulatory Assets (Liabilities) [Line Items]
Net Regulatory Assets (Liabilities)	[1]	(1,629)	(1,557)
Asset Retirement Obligation Costs [Member] | Southern California Gas Company [Member]
Schedule Of Net Regulatory Assets (Liabilities) [Line Items]
Net Regulatory Assets (Liabilities)	[1]	(1,145)	(1,167)
Loss on Reacquired Debt [Member] | San Diego Gas and Electric Company [Member]
Schedule Of Net Regulatory Assets (Liabilities) [Line Items]
Net Regulatory Assets (Liabilities)		$ 12	12
Loss on Reacquired Debt [Member] | San Diego Gas and Electric Company [Member] | Maximum [Member]
Schedule Of Net Regulatory Assets (Liabilities) [Line Items]
Remaining Amortization Period		12 years
Loss on Reacquired Debt [Member] | San Diego Gas and Electric Company [Member] | Minimum [Member]
Schedule Of Net Regulatory Assets (Liabilities) [Line Items]
Remaining Amortization Period		2 years
Loss on Reacquired Debt [Member] | Southern California Gas Company [Member]
Schedule Of Net Regulatory Assets (Liabilities) [Line Items]
Net Regulatory Assets (Liabilities)		$ 11	12
Loss on Reacquired Debt [Member] | Southern California Gas Company [Member] | Maximum [Member]
Schedule Of Net Regulatory Assets (Liabilities) [Line Items]
Remaining Amortization Period		10 years
Loss on Reacquired Debt [Member] | Southern California Gas Company [Member] | Minimum [Member]
Schedule Of Net Regulatory Assets (Liabilities) [Line Items]
Remaining Amortization Period		6 years
Environmental Restoration Costs [Member] | San Diego Gas and Electric Company [Member]
Schedule Of Net Regulatory Assets (Liabilities) [Line Items]
Net Regulatory Assets (Liabilities)		$ 16	27
Environmental Restoration Costs [Member] | Southern California Gas Company [Member]
Schedule Of Net Regulatory Assets (Liabilities) [Line Items]
Net Regulatory Assets (Liabilities)		22	22
Workers Compensation Costs [Member] | Southern California Gas Company [Member]
Schedule Of Net Regulatory Assets (Liabilities) [Line Items]
Net Regulatory Assets (Liabilities)		13	23
Wildfire Litigation Costs [Member] | San Diego Gas and Electric Company [Member]
Schedule Of Net Regulatory Assets (Liabilities) [Line Items]
Net Regulatory Assets (Liabilities)		362	373
Costs related to SONGS plant closure [Member] | San Diego Gas and Electric Company [Member]
Schedule Of Net Regulatory Assets (Liabilities) [Line Items]
Net Regulatory Assets (Liabilities)	[2]	257	308
Legacy Meters [Member] | San Diego Gas and Electric Company [Member]
Schedule Of Net Regulatory Assets (Liabilities) [Line Items]
Net Regulatory Assets (Liabilities)	[2]	$ 32	47
Remaining Amortization Period		2 years
Sunrise Powerlink Fire Mitigation [Member] | San Diego Gas and Electric Company [Member]
Schedule Of Net Regulatory Assets (Liabilities) [Line Items]
Net Regulatory Assets (Liabilities)		$ 117	116
Remaining Amortization Period		54 years
Other Utility Costs [Member] | San Diego Gas and Electric Company [Member]
Schedule Of Net Regulatory Assets (Liabilities) [Line Items]
Net Regulatory Assets (Liabilities)		$ 9	10
Net Regulatory Assets (Liabilities) S D G E [Member] | San Diego Gas and Electric Company [Member]
Schedule Of Net Regulatory Assets (Liabilities) [Line Items]
Net Regulatory Assets (Liabilities)		369	407
Net Regulatory Assets (Liabilities) So Cal Gas [Member] | Southern California Gas Company [Member]
Schedule Of Net Regulatory Assets (Liabilities) [Line Items]
Net Regulatory Assets (Liabilities)		(89)	(250)
Net Regulatory Assets (Liabilities) Other [Member]
Schedule Of Net Regulatory Assets (Liabilities) [Line Items]
Net Regulatory Assets (Liabilities)		26	6
Net Regulatory Assets (Liabilities) Sempra Energy Consolidated [Member]
Schedule Of Net Regulatory Assets (Liabilities) [Line Items]
Net Regulatory Assets (Liabilities)		306	163
Sempra Natural Gas Segment [Member]
Schedule Of Net Regulatory Assets (Liabilities) [Line Items]
Net Regulatory Assets (Liabilities)		(7)	(17)
Sempra Mexico Segment [Member]
Schedule Of Net Regulatory Assets (Liabilities) [Line Items]
Net Regulatory Assets (Liabilities)		$ 33	$ 23

[1]	Represents cumulative amounts collected in rates for future nonlegal asset removal costs.
[2]	Regulatory assets earning a rate of return.